Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2023
Interest And Finance Costs Net
Interest and Finance Costs, net

12. Interest and Finance Costs, net:

The amounts in the accompanying unaudited interim Consolidated Statements of Comprehensive Income are analyzed as follows:

	Six months ended June 30,
	2022	2023
Interest on long-term debt (Note 7)	$1,463	$2,592
Interest on Promissory Note (Note 3)	223	69
Amortization of financing costs	155	126
Financing fees and charges	(12)	21
Interest from time deposits	—	(413)
Total	$1,829	$2,395